Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 535,619	$ 321,864	$ 215,856
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	171,434	158,391	164,799
Stock-based compensation	26,391	15,760	12,141
Amortization of Series B, C and D related issuance costs, net	394	493	579
Deferred income taxes and reserve, net	(14,687)	1,649	(13,165)
Loss (gain) on sale of property, plant and equipment	2,893	(596)	(651)
Loss (gain) on sale of investments, remeasurement of investments held under fair value method	(4,518)	18,136	4,990
Equity in net earnings of affiliated companies and partnerships, net of dividend received(*)	(10,190)	(8,213)	10,046
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade and unbilled receivables and contract assets, net and prepaid expenses	(659,951)	(473,926)	(96,594)
Increase in inventories, net	(357,926)	(480,309)	(351,594)
Increase in trade payables, other payables and accrued expenses	463,913	65,663	175,446
Severance, pension and termination indemnities, net	(26,328)	(40,159)	(24,331)
Increase in contract liabilities	651,334	955,857	16,187
Net cash provided by operating activities	778,378	534,610	113,709
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets, net of investment grants and evacuation grants	(225,568)	(215,051)	(187,037)
Acquisitions of subsidiaries and business operations, net of cash assumed (Schedule A)	0	0	(10,380)
Investments in affiliated companies and other companies, net	(2,288)	(3,603)	(5,416)
Deferred payment on acquisition	400	7,376	0
Proceeds from sale of property, plant and equipment	1,133	4,107	1,466
Proceeds from sale of investments	14,600	18,594	151
Proceeds from sale (investment in) of long-term deposits, net	(31)	(180)	83
Proceeds from (investment in) short-term deposits, net	(178,962)	9,923	(9,467)
Net cash used in investing activities	(390,716)	(178,834)	(210,600)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of shares and exercise of options	573,064	26	30
Issuance (repayment) of commercial paper, net	(301,591)	36,380	313,620
Repayment of long-term loans	(11,423)	(11,320)	(246,231)
Proceeds from long-term loans	0	0	20,000
Repayment of Series B, C and D Notes	(67,496)	(61,862)	(62,434)
Dividends paid	(111,693)	(88,958)	(89,248)
Change in short-term bank credit and loans, net	(98,733)	(162,120)	147,475
Net cash (used in) provided by financing activities	(17,872)	(287,854)	83,212
Net increase (decrease) in cash and cash equivalents	369,790	67,922	(13,679)
Cash and cash equivalents at the beginning of the year	265,351	197,429	211,108
Cash and cash equivalents at the end of the year	635,141	265,351	197,429
Supplemental Cash Flow Information [Abstract]
Dividends received from affiliated companies and partnerships	19,053	10,963	22,321
Income taxes, net	58,503	34,890	30,708
Interest paid, net	37,485	76,332	66,766
Estimated net fair value of assets acquired and liabilities assumed at the date of acquisition was as follows:
Working capital (deficit), net (excluding cash and cash equivalents)			246
Property, plant and equipment	0		19
Other long-term assets	0	0	77
Goodwill and other intangible assets	0		16,220
Long-term liabilities	0		(6,182)
Non controlling interests	0
Purchase price	0	0	10,380
Deconsolidation, Gain (Loss) with Related Disclosures [Abstract]
Working capital (deficit), net (excluding cash and cash equivalents)	(194)	(4,070)	0
Property, plant and equipment	(151)	(1,597)	0
Other long-term assets	(55)	(3,179)	0
Other long-term liabilities	0	83	0
Other comprehensive income	0	1,479	0
Gain from deconsolidation	0	(92)	0
Recognized Identifiable Net Assets (Liabilities) Deconsolidated, Less Noncontrolling Interest	(400)	(7,376)	0
Purchase of property and equipment with accounts payable	43,570	79,197	82,515
Purchase of non controlling interest	$ 4,592	$ 0	$ 0